Label	Element	Value		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INTERNATIONAL FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Supplement [Text Block]	difi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Emerging Markets Equity Fund

The following information replaces the existing disclosure contained under the "Management process" sub–section of the "PRINCIPAL INVESTMENT STRATEGY" sections within the summary section and the "FUND DETAILS" section of the fund's prospectus.

Management Process: Portfolio management uses a four step management process. In the first step, using a macroeconomic outlook, portfolio management assesses the general outlook for emerging market equities. The key drivers of this outlook are growth, valuation, and sentiment. This process is then applied at individual country and sector levels to determine country and sector weightings. In the second step, portfolio management performs a bottom–up fundamental analysis, resulting in recommended stocks for the countries and sectors identified in step one and the corresponding target prices for those stocks. In the third step, portfolio management constructs the fund's portfolio, weighting individual stocks based on management's assessments and setting individual country and sector market exposure based on management's outlook. In the fourth and final step, portfolio management actively monitors the fund's portfolio, including an ongoing assessment of the portfolio's risks.
DWS Emerging Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	difi_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Emerging Markets Equity Fund

The following information replaces the existing disclosure contained under the "Management process" sub–section of the "PRINCIPAL INVESTMENT STRATEGY" sections within the summary section and the "FUND DETAILS" section of the fund's prospectus.

Management Process: Portfolio management uses a four step management process. In the first step, using a macroeconomic outlook, portfolio management assesses the general outlook for emerging market equities. The key drivers of this outlook are growth, valuation, and sentiment. This process is then applied at individual country and sector levels to determine country and sector weightings. In the second step, portfolio management performs a bottom–up fundamental analysis, resulting in recommended stocks for the countries and sectors identified in step one and the corresponding target prices for those stocks. In the third step, portfolio management constructs the fund's portfolio, weighting individual stocks based on management's assessments and setting individual country and sector market exposure based on management's outlook. In the fourth and final step, portfolio management actively monitors the fund's portfolio, including an ongoing assessment of the portfolio's risks.